Pensions and Other Post-employment Benefits - Summary of Analysis of Defined Benefit Pension Obligation (Detail) - GBP (£) £ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of defined benefit plans [line items]
Defined benefit obligation	£ (14,500)	£ (20,191)	£ (21,310)
Funded [member]
Disclosure of defined benefit plans [line items]
Defined benefit obligation	(13,887)	(19,419)	(20,504)
Unfunded [member]
Disclosure of defined benefit plans [line items]
Defined benefit obligation	£ (613)	£ (772)	£ (806)